Summary of Significant Accounting Policies - Consolidated Statement of Profit or Loss (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue from contracts with customers
Service revenues (Note 5)	₱ 154,207	₱ 151,165	₱ 157,210
Non-service revenues (Note 5)	10,545	8,761	8,052
Revenues	164,752	159,926	165,262
Impairment loss	(223)
PROVISION FOR INCOME TAX (Note 7)	3,842	1,103	1,909
NET INCOME	18,973	13,466	20,162
ATTRIBUTABLE TO:
Equity holders of parent	(18,916)	(13,371)	(20,006)
Noncontrolling interests	57	₱ 95	₱ 156
IFRS 15 [Member]
Revenue from contracts with customers
Service revenues (Note 5)	154,207
Non-service revenues (Note 5)	10,545
Revenues	164,752
Interest income	1,943
Impairment loss	(206)
PROVISION FOR INCOME TAX (Note 7)	(3,842)
NET INCOME	162,647
ATTRIBUTABLE TO:
Equity holders of parent	162,590
Noncontrolling interests	57
IAS 18 [Member]
Revenue from contracts with customers
Service revenues (Note 5)	157,845
Non-service revenues (Note 5)	7,602
Revenues	165,447
Interest income	1,486
PROVISION FOR INCOME TAX (Note 7)	(3,976)
NET INCOME	162,957
ATTRIBUTABLE TO:
Equity holders of parent	162,900
Noncontrolling interests	57
Increase (Decrease) [Member]
Revenue from contracts with customers
Service revenues (Note 5)	(3,638)
Non-service revenues (Note 5)	2,943
Revenues	(695)
Interest income	457
Impairment loss	(206)
PROVISION FOR INCOME TAX (Note 7)	134
NET INCOME	(310)
ATTRIBUTABLE TO:
Equity holders of parent	₱ (310)